NOTE 17. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 1,059
2015	711
2016	501
Later years	0
Total	$ 2,271